Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Sales to External Customers and Gross Profit by Segment
The following tables summarize various financial amounts for each of our business segments (in thousands):

	Year Ended December 31,
	2012	2011	2010
Sales to External Customers:
Industry	$433,424	$376,533	$314,574
Science	458,314	449,893	319,648
Total	$891,738	$826,426	$634,222
Gross Profit:
Industry	$220,267	$185,156	$147,442
Science	195,363	182,210	121,822
Total	$415,630	$367,366	$269,264

Schedule of Goodwill and Assets by Segment

	December 31, 2012	December 31, 2011
Goodwill:
Industry	$53,572	$28,961
Science	77,748	29,092
Total	$131,320	$58,053
Total Assets:
Industry	$293,115	$235,799
Science	401,795	292,108
Corporate and Eliminations	539,313	562,002
Total	$1,234,223	$1,089,909

Schedule of Sales by Geographic Region
The following table summarizes sales by geographic region (in thousands):

	Year Ended December 31,
	2012			2011			2010
	Product Sales	Service Sales	Total	Product Sales	Service Sales	Total	Product Sales	Service Sales	Total
U.S. and Canada	$200,778	$90,942	$291,720	$179,126	$78,118	$257,244	$131,283	$72,719	$204,002
Europe	185,598	59,124	244,722	206,994	54,319	261,313	160,927	46,467	207,394
Asia-Pacific Region and Rest of World	305,120	50,176	355,296	268,479	39,390	307,869	187,570	35,256	222,826
Consolidated net sales	$691,496	$200,242	$891,738	$654,599	$171,827	$826,426	$479,780	$154,442	$634,222

Geographic Schedule of Long-Lived Assets
Our long-lived assets were geographically located as follows (in thousands):

	December 31, 2012	December 31, 2011
United States	$74,319	$49,284
The Netherlands	32,679	21,674
Other	58,277	23,825
Total	$165,275	$94,783